Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income (loss)	$ (607,945)	$ (14,351,561)	$ (15,059,107)	$ 3,775,760
Less: Loss from discontinued operations, net of tax	(620,823)	(196,705)	(839,238)
Income (loss) from continuing operations	12,878	(14,154,856)	(14,219,869)	3,775,760
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,204,828	3,636,840	5,093,246	2,593,969
Impairment of goodwill		20,847,608	21,864,781
Impairment of equity investment in affiliate			1,640,389	200,000
Deferred tax benefit			(301,713)
Stock-based compensation, net of cashless vesting	876,851	41,922	129,721
Loss on sale of equity investment in affiliates				173,499
Gain on redemption of noncontrolling interests			(66,915)
Provision for doubtful accounts	2,799,237	2,409,733	3,755,035	966,420
Equity in earnings of affiliates	(2,039,811)	(4,502,759)	(5,885,188)	(6,927,466)
Changes in assets and liabilities, net of acquisitions
Accounts receivable, net of provision for doubtful accounts	(4,338,374)	(6,360,666)	(9,412,289)	(1,574,044)
Receivables from affiliates	(175,698)	202,017	197,483	962,236
Supplies inventories	(35,657)	96,593	12,142	(195,639)
Prepaid and other current assets	(1,489,956)	(684,284)	(81,786)	(175,129)
Other assets	(204,838)	415	134,489	10,373
Accounts payable	(1,791,968)	(322,162)	(695,691)	1,028,196
Accrued liabilities	3,810,422	5,131,308	(2,513,206)	983,638
Income taxes payable			3,564,455
Other current liabilities	(2,330,737)	1,016,176	827,132
Other liabilities	3,087,988	2,149,353	3,302,290	(699,938)
Net cash provided by operating activities from continuing operations	2,385,165	9,507,238	7,344,506	1,121,875
Net cash provided by operating activities from discontinued operations	(454,338)	(449,993)	(992,512)
Net cash provided by operating activities	1,930,827	9,057,245	6,351,994	1,121,875
Investing activities:
Cash received in business acquisition		68,170	68,170	193,314
Purchase of businesses				(309,048)
Purchase of property and equipment	(1,810,180)	(6,122,056)	(6,368,276)	(1,290,651)
Disposal of property and equipment		2,133,455	2,039,904
Distributions from affiliates	2,061,937	4,522,247	5,559,317	6,889,405
Sale of equity investment in affiliates	178,000			1,665,266
Purchase of equity investments in affiliates				(200,000)
Net cash provided by investing activities from continuing operations	429,757	601,816	1,299,115	6,948,286
Net cash provided by investing activities from discontinued operations		200,000	395,000
Net cash provided by investing activities	429,757	801,816	1,694,115	6,948,286
Financing activities:
Debt proceeds	29,092,552	12,190,184	10,035,860	1,243,596
Debt payments	(24,560,683)	(8,573,725)	(11,728,810)	(4,713,016)
Common stock proceeds		375,000	435,000
Preferred noncontrolling interests proceeds		7,500,000	8,700,000
Redemption of preferred noncontrolling interests		(13,509,195)	(11,102,372)
Preferred noncontrolling interests dividend	(583,693)	(919,715)	(1,003,635)	(583,828)
Distributions to noncontrolling interests	(2,879,989)	(94,492)	(660,555)	(126,009)
Contributions from noncontrolling interests				12,500
Distributions to member		(766,118)	(743,464)	(1,847,442)
Net cash provided by (used in) financing activities from continuing operations	1,068,187	(3,798,061)	(6,067,976)	(6,014,199)
Net cash used in financing activities from discontinued operations	(4,072,896)	(294,039)	(803,124)
Net cash used in financing activities	(3,004,709)	(4,092,100)	(6,871,100)	(6,014,199)
Net change in cash and cash equivalents	(644,125)	5,766,961	1,175,009	2,055,962
Cash and cash equivalents at beginning of period	4,212,076	3,037,067	3,037,067	981,105
Cash and cash equivalents at end of period	3,567,951	8,291,378	4,212,076	3,037,067
Cash paid for interest and income taxes:
Interest expense	1,604,256	1,436,125	2,366,345	1,574,050
Interest expense, discontinued operations	168,733	34,689	124,821
Income taxes, continuing operations	3,255,623
Income taxes, discontinued operations			0	0
Noncash investing and financing activities:
Debt converted to common stock			(14,138,187)
Common stock warrants issued			(936,000)
Common stock issued as payment for liabilities			(108,537)
Seller financing - reverse acquisition			2,000,000
Debt and liabilities assumed - reverse acquisition			2,032,098
Debt issued in purchase of noncontrolling preferred interest			(2,339,905)
As Previously Recorded
Financing activities:
Cash and cash equivalents at end of period				$ 2,524,417